Acquisitions (Details) - Schedule of Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Proteomedix [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenue		$ 58,465
Net loss		315,688
PMX Transaction [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenue	$ 1,011,714	2,601,310	$ 392,460
Net loss	$ 2,576,001	$ 38,577,046	$ 16,326,247